Organization and Principal Activities (Details) - Schedule of consolidated statements of income - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization and Principal Activities (Details) - Schedule of consolidated statements of income [Line Items]
Net revenues	¥ 1,198,273	$ 188,035	¥ 940,783	¥ 700,729
Third party customers	1,164,317	182,707	936,551	635,855
Inter-companies	33,956	5,328	4,232	64,874
Net (loss) income	¥ 102,042	$ 16,013	¥ 45,722	¥ 36,982